UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

Item 1. Reports to Stockholders.

FIMCO Select Fund

SEMI-ANNUAL REPORT
For the Six Months Ended
May 31, 2009

FIMCO Select Fund

July 14, 2009

Dear Shareholder,

Fund Performance
The FIMCO Select Fund increased in value 2.50% from November 30, 2008 to May 31, 2009, while the S&P 500 increased by 4.05% and the S&P 1500 increased by 3.29% over the same time period.

Our best performing equity positions over the last six months were Border’s Group (+149.5%), Penn National Gaming (+56.0%), Toronto-Dominion Bank (+46.8%), Tyco International (+34.6%), Western Union (+33.2%), Google (+25.5%), and International Bancshares, a short position (+24.6%).  Three of these positions were initiated during the last six months, with Google purchased on January 26, 2009 and Toronto-Dominion  on March 25, 2009, while International Bancshares was shorted on April 30, 2009.  The main detractors from performance were short positions in Bed, Bath & Beyond (-38.5%) and Best Buy (-22.4%), as well as long positions in General Electric (-17.5%) and Berkshire Hathaway (-15.1%). FIMCO underperformed in the latest six month period because our market exposure is significantly less than our benchmarks due to short positions.  We are more concerned about protecting downside in this market than missing a little upside when the market runs. Given our portfolio was approximately 70% net long throughout the period, we feel we are in a defensive position as it relates to the market.  Our portfolio will hold a defensive posture until we think it makes sense to increase our market exposure.

Shareholder Letter
The equity markets as represented by the S&P 500 had a tumultuous six month period, with it starting at 888, reaching a high of 944 on January 6, 2009, reaching a low of 667 on March 6, 2009 and ending May 2009 at 919.  One measure of risk/volatility is the VIX index, which tracks the volatility of options on the S&P 500.  Over the same period the VIX started at 68.5, steadily dropped to its low of 28.8 on May 19, 2009 and closed May at 28.9.  The average for the VIX since the beginning of 1990 is just under 22, suggesting that the equity market participants in the U.S. are still pricing in above average risk, although far less than the high of 80.9 on November 20, 2008.

The debt market told much of the same story over the last six months with credit spreads widening to historically wide levels across the debt spectrum in late 2008.  At the time, there was some forced selling in these markets and not enough buyers willing to take on the credit risk.  Meanwhile, the Fed had engineered “artificially” low Treasury yields in an attempt to aid the mortgage market. The analysis we ran showed that over the last 10 years credit spreads

FIMCO Select Fund

were greater than 5 standard deviations from their average.  Since December 2008, we have seen Treasury yields rise and absolute yields on the credit spectrum decline, resulting in tightening spreads.  The higher quality spreads corrected first and high yield has followed suit in the last few months, although BBB bonds and below are still trading at historically wide spreads.

Regarding equity valuations, we like to look at the S&P 500 price/sales ratio as a general market proxy.  It currently stands at .94, versus an average of 1.56 over the last 10 years and a low of .68 on March 9, 2009.  Over longer periods of time, buying stocks when this measure was between .80 and 1 has historically proven to be a good entry point from a valuation perspective.  However, we think that this time could be a little different.  In our opinion, the de-leveraging of the consumer is likely to pressure economic growth and consequently earnings growth for longer than the recent market rally would suggest.  Therefore, we are cautious on equities in the short run but at the same time we are very comfortable with the names that we currently own in the portfolio, both from a quality of business and a valuation perspective.

Sincerely,

Gary T. Schoen, Chief Investment Officer

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in options, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.  The Fund regularly makes short sales of securities, which involves the risk that losses may exceed the original amount invested.  The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Past performance is no guarantee of future results.

Opinions express are those of Gary T. Schoen and are subject to change, are not guaranteed and should not be considered investment advice.

The S&P 500 Index and the S&P 1500 Index are broad based unmanaged indices of 500 and 1500 stocks respectively, which are widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Please refer to the Schedule of Investments on page 6 of this report for complete holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

FIMCO Select Fund

Standard deviation is a calculation applied to annual rates of return and used to measure an investment’s volatility.

The price/sales ratio is a ratio for valuing a stock relative to its own past performance, other companies or the market itself.  It is calculated by dividing a stock’s current price by its revenue per share for the trailing twelve months.

The FIMCO Select Fund is distributed by Quasar Distributors, LLC (7/09)

FIMCO Select Fund

SECTOR ALLOCATION at May 31, 2009 (Unaudited)

Sector Allocation	% of Net Assets

Consumer Discretionary	5.6%
Consumer Staples	17.1%
Energy	6.2%
Financials	21.7%
Health Care	6.7%
Industrials	12.0%
Information Technology	18.3%
Investment Companies	3.9%
Materials	2.9%
Telecommunication Services	5.6%
U.S. Government Agency Issue	3.6%
Liabilities in Excess of Other Assets*	-3.6%
Net Assets	100.0%

*  Includes short positions as of May 31, 2009.

EXPENSE EXAMPLE For the Six Months Ended May 31, 2009 (Unaudited)

As a shareholder of the FIMCO Select Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/08 – 5/31/09).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, the Fund’s transfer agent will currently charge a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 90 days.  Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example

FIMCO Select Fund

EXPENSE EXAMPLE For the Six Months Ended May 31, 2009 (Unaudited) (Continued)

below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 12/1/08	Value 5/31/09	12/1/08 – 5/31/09*
Actual^	$1,000	$1,025	$9.39
Hypothetical (5% annual
return before expenses)+	$1,000	$1,016	$9.35

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Fund would be $7.57.
+	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Fund would be $7.54.
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period, including interest expense and dividends on short positions, of 1.86% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by 182/365 (to reflect period since inception).  If interest expense anddividends on short positions were excluded, the annualized expense ratio would have been 1.50% (reflecting fee waivers in effect).

FIMCO Select Fund

SCHEDULE OF INVESTMENTS at May 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 95.9%
Aerospace & Defense: 3.2%
10,000	The Boeing Co.	$448,500
Beverages: 5.0%
14,200	The Coca-Cola Co.[1]	698,072
Chemicals: 2.9%
23,179	The Dow Chemical Co.	409,805
Commercial Banks: 8.1%
5,000	Toronto-Dominion Bank	254,550
34,400	Wells Fargo & Co.	877,200
		1,131,750
Communications Equipment: 2.9%
22,000	Cisco Systems, Inc.*	407,000
Diversified Financial Services: 3.3%
22,000	Leucadia
	National Corp.*	459,360
Diversified Telecommunication Services: 5.6%
25,100	CenturyTel, Inc.[1]	774,335
Electronic Equipment & Instruments: 1.2%
9,800	Tyco Electronics Ltd.	170,226
Food & Staples Retailing: 9.7%
5,900	Costco
	Wholesale Corp.[1]	286,268
21,500	Wal-Mart Stores, Inc.[1]	1,069,410
		1,355,678
Food Products: 2.4%
12,700	Kraft Foods, Inc.	331,597
Health Care Equipment & Supplies: 2.2%
8,800	Medtronic, Inc.	302,280
Hotels, Restaurants & Leisure: 1.7%
7,300	Penn National
	Gaming, Inc.*	241,411
Industrial Conglomerates: 4.1%
25,000	General Electric Co.	337,000
8,500	Tyco International Ltd.	234,685
		571,685
Insurance: 10.2%
323	Berkshire Hathaway,
	Inc. - Class B*	959,956
1,600	Markel Corp.*[1]	456,000
		1,415,956
Internet Software & Services: 2.5%
850	Google, Inc.*	354,645
IT Services: 3.7%
29,300	The Western
	Union Co.[1]	516,559
Machinery: 2.6%
12,075	PACCAR, Inc.[1]	360,439
Media: 2.0%
775	The Washington
	Post Co. - Class B	279,000
Oil & Gas: 4.4%
4,658	Chevron Corp.[1]	310,549
4,343	Exxon Mobil Corp.[1]	301,187
		611,736
Oil, Gas & Consumable Fuels: 1.8%
5,469	ConocoPhillips[1]	250,699
Pharmaceuticals: 4.6%
11,500	Johnson & Johnson[1]	634,340
Road & Rail: 2.1%
4,000	Burlington Northern
	Santa Fe Corp.	289,760
Software: 7.9%
31,600	Microsoft Corp.[1]	660,124
22,157	Oracle Corp.*[1]	434,055
		1,094,179
Specialty Retail: 1.8%
90,900	Borders Group, Inc.*[1]	242,703
TOTAL COMMON STOCKS
(Cost $15,280,780)		13,351,715

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF INVESTMENTS at May 31, 2009 (Unaudited) (Continued)

Shares		Value
INVESTMENT COMPANIES: 3.9%
4,000	ProShares Short
	S&P 500 ETF	$263,240
10,600	Utilities Select
	Sector SPDR Fund[1]	284,080
TOTAL INVESTMENT COMPANIES
(Cost $612,789)		547,320

Principal
Amount
U.S. GOVERNMENT AGENCY ISSUE: 3.6%
$500,000	Federal Home Loan
	Mortgage Corp. 3.200%, 06/30/2009	501,099
TOTAL U.S. GOVERNMENT AGENCY ISSUE
(Cost $500,112)		501,099

Contracts (100 shares per contract)
CALL OPTIONS PURCHASED: 0.2%
329	Borders Group, Inc.
	Expiration: January, 2010,
	Exercise Price: $5.00	14,805
172	Wells Fargo & Co.
	Expiration: July, 2009,
	Exercise Price: $20.00	13,330
TOTAL CALL OPTIONS PURCHASED
(Cost $200,517)		28,135

Shares
SHORT-TERM INVESTMENT: 0.0%
Money Market Fund: 0.0%
29	Fidelity Institutional
	Money Market
	Portfolio	$29
TOTAL SHORT-TERM INVESTMENT
(Cost $29)		29
TOTAL INVESTMENTS
IN SECURITIES: 103.6%
(Cost $16,594,227)		14,428,298
Liabilities in Excess
of Other Assets: (3.6)%		(505,025)
TOTAL NET ASSETS: 100.0%		$13,923,273

[1]	A portion of the security was purchased with the cash proceeds from securities sold short and is used for collateral on short sales.
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF OPTIONS WRITTEN at May 31, 2009 (Unaudited)

Contracts
(100 Shares per Contract)		Value
PUT OPTIONS
35	Toronto-Dominion Bank
	Expiration: July, 2009,
	Exercise Price: $35.00	$350
172	Wells Fargo & Co.
	Expiration: July, 2009,
	Exercise Price: $30.00	12,470
TOTAL OPTIONS WRITTEN
(Premiums received $37,205)		$12,820

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF SECURITIES SOLD SHORT at May 31, 2009 (Unaudited)

Shares		Value

3,970	Apollo Group, Inc.	$234,627
14,416	Bed Bath & Beyond, Inc.	405,234
9,730	Best Buy Co., Inc.	341,523
30,000	Consumer Discretionary
	Select Sector SPDR Fund	695,400
23,000	International
	Bancshares Corp.	258,060
5,000	Vanguard Telecom
	Services ETF	242,600
TOTAL SECURITIES SOLD SHORT
(Proceeds $2,520,175)		$2,177,444

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF ASSETS AND LIABILITIES at May 31, 2009 (Unaudited)

ASSETS
Investments in securities, at value
(cost $16,594,227) (Note 2)	$14,428,298
Receivables:
Dividends and interest	38,088
Deposit for short sales	1,949,028
Prepaid expenses	5,854
Total assets	16,421,268

LIABILITIES
Payables:
Securities sold short, at value (proceeds $2,520,175)	2,177,444
Written options, at value (proceeds $37,204)	12,820
Due to custodian	11,000
Fund shares redeemed	251,786
Investment advisory fees, net	6,008
Administration fees	3,360
Custody fees	1,551
Fund accounting fees	5,574
Transfer agent fees	5,273
Chief Compliance Officer fees	938
Other accrued expenses	22,241
Total liabilities	2,497,995

NET ASSETS	$13,923,273
Net asset value, offering and redemption price per share
($13,923,273/1,653,546 shares outstanding; unlimited
number of shares authorized without par value)	$8.42

COMPONENTS OF NET ASSETS
Paid-in capital	$18,623,739
Undistributed net investment income	92,009
Accumulated net realized loss on investments and options	(2,993,661)
Net unrealized depreciation on investments and options	(2,165,929)
Net unrealized appreciation on options written	24,384
Net unrealized appreciation on securities sold short	342,731
Net assets	$13,923,273

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF OPERATIONS For the Six Months Ended May 31, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $363)	$208,530
Interest	13,579
Total investment income	222,109

EXPENSES (Note 3)
Investment advisory fees	70,041
Dividends on short positions	20,205
Administration fees	14,959
Fund accounting fees	12,290
Transfer agent fees	11,698
Audit fees	9,376
Trustee fees	7,363
Miscellaneous expense	5,834
Reports to shareholders	5,120
Interest expense	4,937
Custody fees	3,025
Chief Compliance Officer fees	2,971
Legal fees	1,544
Registration fees	905
Insurance expense	800
Total expenses	171,068
Less: fees waived	(40,974)
Net expenses	130,094
Net investment income	92,015

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
Net realized loss on investments and options	(1,051,173)
Net realized gain on options written	25,927
Net realized gain on short transactions	361,818
Change in net unrealized appreciation
on investments and options	1,272,781
Change in net unrealized appreciation on options written	14,479
Change in net unrealized depreciation
on securities sold short	(594,818)
Net realized and unrealized
gain on investments and options	29,014
Net increase in net assets
resulting from operations	$121,029

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2009	November 30,
	(Unaudited)	2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment gain	$92,015	$10,176
Net realized loss on investments	(1,051,173)	(2,785,053)
Net realized gain on options written	25,927	—
Net realized gain on short transactions	361,818	479,923
Change in net unrealized appreciation
(depreciation) on investments and options	1,272,781	(5,376,334)
Change in net unrealized appreciation
(depreciation) on options written	14,479	(9,339)
Change in net unrealized appreciation
(depreciation) on securities sold short	(594,818)	695,629
Net increase (decrease) in net assets
resulting from operations	121,029	(6,984,998)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(10,169)	—
From net realized gain	—	(716,641)
Total distributions to shareholders	(10,169)	(716,641)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net
change in outstanding shares (a) (b)	(1,434,541)	(1,391,167)
Total decrease in net assets	(1,323,681)	(9,092,806)

NET ASSETS
Beginning of period/year	15,246,954	24,339,760
End of period/year	$13,923,273	$15,246,954
Undistributed net investment income	$92,009	$10,163

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2009		Year Ended
	(Unaudited)		November 30, 2008
	Shares	Value	Shares	Value
Shares sold	341,244	$2,664,755	321,749	$3,352,099
Shares issued in
reinvestment
of distributions	1,255	10,169	61,886	716,641
Shares redeemed (b)	(543,788)	(4,109,465)	(548,080)	(5,459,907)
Net decrease	(201,289)	$(1,434,541)	(164,445)	$(1,391,167)

(b)	Net of redemption fees of $2 and $558

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Six Months Ended	Year Ended	Year Ended	Period Ended
	May 31, 2009	November 30,	November 30,	November 30,
	(Unaudited)	2008	2007	2006*
Net asset value,
beginning of period/year	$8.22	$12.05	$11.61	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment gain (loss)[1,2]	0.06	0.01	(0.05)	(0.02)
Net realized and unrealized
gain (loss) on investments	0.15	(3.49)	0.49	1.63
Total from
investment operations	0.21	(3.48)	0.44	1.61

LESS DISTRIBUTIONS:
From net investment income	(0.01)	—	—	—
From net realized gain	—	(0.35)	—	—
Total distributions	(0.01)	(0.35)	—	—
Paid-in capital from
redemption fees (Note 2)	0.00 [3]	0.00 [3]	0.00 [3]	—
Net asset value,
end of period/year	$8.42	$8.22	$12.05	$11.61
Total return	2.50%[4]	(29.71)%	3.79%	16.10%[4]

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$13.9	$15.2	$24.3	$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed[6,10]	2.44%[5]	2.14%	2.01%	2.04%[5]
After fees waived and
expenses absorbed[7,10]	1.86%[5]	1.90%	1.91%	1.53%[5]

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed[8,10]	0.73%[5]	(0.19)%	(0.49)%	(0.79)%[5]
After fees waived and
expenses absorbed[9,10]	1.31%[5]	0.05%	(0.39)%	(0.28)%[5]
Interest expense and
dividend/interest
on short positions	0.15%	0.40%	0.41%	0.03%
Portfolio turnover rate	29%[4]	76%	75%	54%[4]

*	Fund commenced operations December 28, 2005.
[1]	Recognition of net income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
[2]
Net investment income per share before dividends on short positions for the six months ended May 31, 2009 and the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 were $0.07, $0.03, $0.00 and $(0.02), respectively.

[3]	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

FINANCIAL HIGHLIGHTS (Continued)

[4]	Not annualized.
[5]	Annualized.
[6]
The ratio of expenses to average net assets includes dividends and interest expense on short positions.  The ratio excluding dividends and interest expense on short positions for the six months ended May 31, 2009 and the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was 2.08%, 1.74%, 1.60% and 2.01%, respectively.

[7]
The ratio of expenses to average net assets includes dividends and interest expense on short positions.  The ratio excluding dividends and interest expense on short positions for the six months ended May 31, 2009 and the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was 1.50%, 1.50%, 1.50% and 1.50%, respectively.

[8]
The ratio of net investment income(loss) to average net assets includes dividends and interest expense on short positions.  The ratio excluding dividends and interest expense on short positions for the six months ended May 31, 2009 and the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was 1.09%, 0.21%, (0.08)% and (0.76)%, respectively.

[9]
The ratio of net investment income(loss) to average net assets includes dividends and interest expense on short positions.  The ratio excluding dividends and interest expense on short positions for the six months ended May 31, 2009 and the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was 1.67%, (0.45)%, 0.02% and (0.25)%, respectively.

[10]	Does not include expenses of the investment companies in which the Fund invests in.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2009 (Unaudited)

NOTE 1 – ORGANIZATION

FIMCO Select Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  The Fund commenced operations on December 28, 2005.

The Fund’s investment objective is long-term growth of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ shall be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity at time of purchase, of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2009 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2009, the Fund did not hold any securities in which quotations were not readily available.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective December 1, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2009 (Unaudited) (Continued)

	Level 1 - Quoted prices	Level 2 -
	in active markets	Significant other
Description	for identical assets	observable inputs
Assets:
Securities	$13,927,199	$501,099
Total	$13,927,199	$501,099
Liabilities:
Securities sold short	$(2,190,264)	$0.00
Total	$(2,190,264)	$0.00

B.
Option Writing.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

C.
Federal Income Taxes.  The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after November 30, and within the taxable year are deemed to arise on the first business day of the Fund’s next

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2009 (Unaudited) (Continued)

taxable year. At November 30, 2008, the Fund had capital loss carry forwards in the amount $2,319,771 which expire on November 30, 2016.

On December 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48(“FIN 48”), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken of future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more likely than not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Fund include Federal and the state of Massachusetts.  Tax years include the tax years ended November 30, 2006 through 2008. The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end November 30, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

D.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2009 (Unaudited) (Continued)

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally, which are determined in accordance with income tax regulations, are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 90 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Short Sales.  The Fund may sell a security it does not own in anticipation of a decline in the value of that security.  When the Fund sells securities short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain is limited to the difference between the price at which the Fund sold the security short and the price the Fund pays to purchase the security to terminate the short sale, or a sale.  The Fund is liable for any dividends payable on the securities while those securities are in a short position.  As collateral for its short positions, the Fund is required by the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.  The fund has entered into a Special Custody Account Agreement with Bear Stearns Securities Corp. (“Bear Stearns”) in which collateral for its short

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2009 (Unaudited) (Continued)

positions consists of segregated securities owned by the Fund.  Bear Stearns charges the Fund a fee equal to a 2% spread on the outstanding short positions market value.  For the six months ended May 31, 2009, the Fund incurred net interest expense on short positions of $4,937.

I.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

J.
New Accounting Pronouncements. In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial positions.  Management is currently evaluating the implications of SFAS 161.  The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decrease and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Frontier Investment Management Co., (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2009 (Unaudited) (Continued)

all investment advice, office space, certain administrative services and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2009, the Fund incurred $70,041 in investment advisory fees.

The Advisor has contractually agreed to limit the Fund’s expenses so that its ratio of expenses to average net assets will not exceed 1.50%.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended May 31, 2009, the Advisor has waived $40,974 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  At May 31, 2009, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $191,236.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
November 30, 2009	$75,359
November 30, 2010	$24,868
November 30, 2011	$50,035
November 30, 2012	$40,974

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2009 (Unaudited) (Continued)

Minimum	$30,000
$0 to $50 million	0.12% of average daily net assets
$50 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the six months ended May 31, 2009, the Fund incurred $14,959 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended May 31, 2009, the Fund was allocated $2,971 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Fund, and acts as the Fund’s Distributor in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term investments, was $4,584,871 and $3,719,587, respectively.

For the six months ended May 31, 2009, the cost of purchases and proceeds from the sales  of long-term U.S. Government securities were $0 and $500,000, respectively.

For the six months ended May 31, 2009, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $1,826,621 and $1,412,479, respectively.

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows:

Cost of investments(a)	$16,604,689
Gross tax unrealized appreciation on long positions	490,430
Gross tax unrealized depreciation on long positions	(2,666,821)
Net tax unrealized depreciation on long positions	$(2,176,391)
Gross tax unrealized appreciation on short positions	342,730
Gross tax unrealized appreciation on options written	24,384
Net tax unrealized appreciation on
short positions and options written	$367,114
Total net tax unrealized appreciation on investments	$(1,809,277)

(a)	Differences between book losses and tax losses are attributable to the tax treatment of wash sales.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2009 (Unaudited) (Continued)

NOTE 5 – OPTIONS WRITTEN

Transactions in options written for the six months ended May 31, 2009, were as follows:

	Number of	Premium
	Contracts	Amount
Balance at November 30, 2008	381	$66,447
Opened	207	37,205
Expired	(381)	(66,447)
Exercised	—	—
Closed	—	—
Balance at May 31, 2009	207	$37,205

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended May 31, 2009  and the year ended November 30, 2008, respectively, for the Fund was as follows:

	May 31, 2009	November 30, 2008
Distributions paid from:
Ordinary income	$10,169	$—
Short-term capital gain	—	—
Long-term capital gain	—	716,641
	$10,169	$716,641

As of November 30, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

Total net tax unrealized depreciation
on investments and options	$(2,501,718)
Undistributed ordinary income	10,163
Undistributed long-term capital gain	—
Total distributable earnings	10,163
Other accumulated losses	(2,319,771)
Total accumulated losses	$(4,811,326)

FIMCO Select Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 653-4626 and by accessing the Fund’s website at www.fimcofunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 653-4626.  In addition, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 653-4626.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.fimcofunds.com within ten business days after calendar quarter end.

(This Page Intentionally Left Blank.)

Investment Advisor
FRONTIER INVESTMENT MANAGEMENT CO.
8401 N. Central Expwy, Ste. 645, LB 31
Dallas, TX 75225

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
75 E. 55th Street, Floor 15
New York, NY 10022

FIMCO Select Fund
Symbol – FMCOX
CUSIP – 742935398

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date  July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date  July 20, 2009

By (Signature and Title)  /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  July 21, 2009

* Print the name and title of each signing officer under his or her signature.